Income Taxes (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense for the periods presented below consists of the following for the years ended June 30:

(in thousands)	2020	2019	2018 (1)
Current income taxes:
Federal	$—	$(64)	$—
State	63	107	35
Total	63	43	35

Deferred income taxes:
Federal	21,021	19,748	5,320
State	3,932	2,243	1,264
Total	24,953	21,991	6,584

Income tax expense	$25,016	$22,034	$6,619
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(1)2018 has been adjusted for the adoption of 606 using the full retrospective method

Schedule of Effective Income Tax Rate Reconciliation
The following reconciles the statutory federal income tax rate to the effective income tax rate for the periods presented:

	Year Ended June 30,
	2020	2019	2018 (1)
Federal statutory rate	21.0%	21.0%	27.6%
Increase in income tax benefit and decrease in
income tax expense resulting from:
State income taxes	4.00	3.80	2.90
Kansas HPIP credit	(0.90)	(1.50)	(1.20)
Remeasurement of deferred income tax liabilities	—	—	(12.90)
Other	(0.50)	—	(0.50)
Effective income tax rate	23.6%	23.3%	15.9%
______________
(1)2018 has been adjusted for the adoption of 606 using the full retrospective method

Schedule of Deferred Tax Assets and Liabilities
Significant components of the deferred tax assets and liabilities were as follows for the periods presented:

	Year Ended June 30,
(in thousands)	2020	2019
Deferred tax assets:
Accruals and other	$10,663	$3,085
Deferred rent	3,349	2,202
Interest expense limitation	7,269	420
Net operating losses	27,557	6,336
Credit carryforward	5,413	4,273
Total deferred tax assets	54,251	16,316

Deferred tax liabilities:
Commissions receivable	(155,297)	(96,064)
Basis difference in fixed and amortizable assets	(4,798)	(1,504)
Total deferred tax liabilities	(160,095)	(97,568)

Net long-term deferred tax liabilities	$(105,844)	$(81,252)